Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 5	$ 79,709	$ (50,155)	$ 29,559		$ 29,559
Balance, shares at Dec. 31, 2020	181,475	5,490,719
Issuance of common stock under the PIPE, net		$ 4	23,115		23,119		23,119
Issuance of common stock under the PIPE, net, shares		3,571,429
Issuance of common stock under the promissory note		$ 1	1,111		1,112		1,112
Issuance of common stock under the promissory note, shares		300,834
Issuance of Series A Convertible Preferred shares, net			5,563		5,563		5,563
Issuance of Series A Convertible Preferred shares, shares	308,487
Conversion of Series A Convertible Preferred Shares to common stock
Conversion of Series A Convertible Preferred Shares to common stock, shares	(40,289)	180,106
Common stock from exercise of warrants			202		202		202
Common stock from exercise of warrants, shares		36,125
Common stock issued for vessel acquisition		$ 1	2,171		2,172		2,172
Common stock issued for vessel acquisition, shares		1,034,751
Preferred stock dividends				(537)	(537)		(537)
Net income/(loss)				(12,338)	(12,338)		(12,338)
Balance at Dec. 31, 2021		$ 11	111,871	(63,030)	48,852		48,852
Balance, shares at Dec. 31, 2021	449,673	10,613,964
Conversion of Series A Convertible Preferred Shares to common stock			(1)		(1)		(1)
Conversion of Series A Convertible Preferred Shares to common stock, shares	(200)	896
Preferred stock dividends				(871)	(871)		(871)
Net income/(loss)				13,392	13,392		13,392
Cancellation of Shares
Cancellation of share, shares		(1)
Fractional shares settlement for Reverse Split			(1)		(1)		(1)
Fractional shares settlement for reverse split, shares		(540)
Balance at Dec. 31, 2022		$ 11	111,869	(50,509)	61,371		61,371
Balance, shares at Dec. 31, 2022	449,473	10,614,319
Balance at Dec. 31, 2022		$ 11	111,869	(50,509)	61,371		61,371
Conversion of Series A Convertible Preferred Shares to common stock			3	(1)	2		2
Conversion of Series A Convertible Preferred Shares to common stock, shares	(45,842)	204,819
Preferred stock dividends				(797)	(797)		(797)
Net income/(loss)				37,037	37,037	(201)	36,836
Common stock re-purchase program			(1,244)		(1,244)		$ (1,244)
Common stock re-purchase program, shares		(331,591)					331,591
Restricted common stock grants			171		171		$ 171
Restricted common stock grants, shares		55,000
Contributions from non-controlling interest						4,520	4,520
Balance at Dec. 31, 2023		$ 11	$ 110,799	$ (14,270)	$ 96,540	$ 4,319	$ 100,859
Balance, shares at Dec. 31, 2023	403,631	10,542,547